Pension Expense and Other Amounts Recognized in Other Comprehensive Income (Loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Other amounts recognized in other comprehensive income (loss)
Total other amounts recognized in other comprehensive income (loss)	¥ 22,217	[1]	¥ 61,491	[1]	¥ 813	[1]
Japanese plans
Pension cost
Service cost-benefits earned during the year	31,124		33,454		35,209
Interest cost on projected benefit obligations	23,871		23,481		23,159
Expected return on plan assets	(24,048)		(23,645)		(22,972)
Amortization of actuarial loss (gain)	18,149		20,373		21,871
Amortization of prior service cost (benefit)	(16,304)		(16,304)		(16,304)
Total pension cost	32,792		37,359		40,963
Other amounts recognized in other comprehensive income (loss)
Actuarial loss (gain)	10,137		(13,305)		(50)
Amortization of actuarial loss (gain)	(18,149)		(20,373)		(21,871)
Amortization of prior service cost (benefit)	16,304		16,304		16,304
Total other amounts recognized in other comprehensive income (loss)	8,292		(17,374)		(5,617)
Total recognized in pension cost and other comprehensive income (loss)	41,084		19,985		35,346
Foreign plans
Pension cost
Service cost-benefits earned during the year	24,826		19,506		18,113
Interest cost on projected benefit obligations	26,107		24,130		24,165
Expected return on plan assets	(30,254)		(26,796)		(27,332)
Amortization of actuarial loss (gain)	10,724		5,829		5,422
Amortization of net transition obligation	33		30		31
Amortization of prior service cost (benefit)	(205)		6		5
Other	17		3		382
Total pension cost	31,248		22,708		20,786
Other amounts recognized in other comprehensive income (loss)
Actuarial loss (gain)	16,466		71,160		8,560
Amortization of actuarial loss (gain)	(10,724)		(5,829)		(5,422)
Amortization of net transition obligation	(33)		(30)		(31)
Prior service cost (benefit)	41		(2,677)
Amortization of prior service cost (benefit)	205		(6)		(5)
Total other amounts recognized in other comprehensive income (loss)	5,955		62,618		3,102
Total recognized in pension cost and other comprehensive income (loss)	¥ 37,203		¥ 85,326		¥ 23,888

[1]	The primary components of other comprehensive income (loss) for Pension and other postretirement benefits adjustments are actuarial gains or losses and prior service benefits or costs (note 13).